Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Acquisition of Aircrafts and Related Spare Engines

The table below summarizes United’s commitments as of December 31, 2012 (including those intended to be assigned from UAL), which primarily relate to the acquisition of aircraft and related spare engines, aircraft improvements and include other commitments primarily to acquire information technology services and assets for the years ended December 31 (in billions):

2013	$1.8
2014	1.5
2015	2.0
2016	3.0
2017	2.5
After 2017	7.1

$17.9